Discontinued Operations and Related ZimVie Matters - Additional Information (Details) - USD ($) shares in Millions				1 Months Ended	12 Months Ended
	Sep. 01, 2022	Mar. 01, 2022	Feb. 28, 2022	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of outstanding common stock distributed		80.30%
Dividend paid on separation					$ 540,600,000
Outstanding principal balance								$ 1,982,700,000
Outstanding common shares retained		5.1
Percentage of outstanding common shares retained		19.70%
Aggregate principal amount					5,900,000,000
Gain (loss) on investment in ZimVie					2,500,000	$ (116,600,000)
Short Term Term Loan And Forward Exchange Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding common shares retained	5.1
Forward Exchange Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding common shares retained	5.1
Fair value of forward exchange agreement						1,100,000
Unrealized gain						$ 1,100,000
Senior Notes Due 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding principal balance								750,000,000
Revolving Loans
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie revolving credit agreement								175,000,000
Term Loan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie term loan credit agreement			$ 595,000,000
Term Loan | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie term loan credit agreement								$ 595,000,000
Short-Term Term Loan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate principal amount				$ 83,000,000			$ 83,000,000
Payments to settle debt				$ 33,900,000
Noncash financing activity					$ 49,100,000